Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash paid during the year:
Interest	¥ 1,741	¥ 1,637	¥ 2,675
Income taxes	34,889	34,994	20,988
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	804	1,003	1,557
Acquisitions of businesses:
Fair value of assets acquired	85,003	2,475	8,036
Fair value of liabilities assumed	(45,621)	(608)	(1,780)
Noncontrolling interests			(985)
Cash acquired	(3,928)	(422)	(942)
Subtotal	35,454	1,445	4,329
Additional payment for acquisitions of businesses in the past years		136	386
Total	¥ 35,454	¥ 1,581	¥ 4,715